Financial assets and liabilities - Financing activity (Details) € in Millions, $ in Millions				12 Months Ended
	Aug. 04, 2021 USD ($)	Apr. 01, 2021 USD ($)	Mar. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 29, 2021 USD ($)	Aug. 06, 2021 USD ($)	Mar. 12, 2021 USD ($)	Mar. 12, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Net borrowings				$ 2,887	$ 2,835
Issuance of notes				2,690
Repayments of borrowings				5	8
Lease obligations				182	$ 136
New lease liabilities incurred during the year				100
Lease liabilities acquired				1
Payments of lease liabilities and foreign currency movements				55
AMP Promissory Note
Disclosure of detailed information about borrowings [line items]
Net borrowings		$ 1,085		$ 1,042
Shares issued in debt settlement	$ 88
Repayments of borrowings	$ 997
2.000% Senior Secured Notes due 2028
Disclosure of detailed information about borrowings [line items]
Issuance of notes | €									€ 450
Stated interest rate				2.00%				2.00%	2.00%
3.250% Senior Secured Notes due 2028
Disclosure of detailed information about borrowings [line items]
Issuance of notes								$ 600
Stated interest rate				3.25%				3.25%	3.25%
3.000% Senior Secured Notes due 2029
Disclosure of detailed information about borrowings [line items]
Issuance of notes | €									€ 500
Stated interest rate				3.00%				3.00%	3.00%
4.000% Senior Secured Notes due 2029
Disclosure of detailed information about borrowings [line items]
Issuance of notes								$ 1,050
Stated interest rate				4.00%				4.00%	4.00%
Related party borrowings
Disclosure of detailed information about borrowings [line items]
Settlement of debt obligation		2,555	$ 113
Repayments of borrowings		1,741
Related party borrowings | Other reserves
Disclosure of detailed information about borrowings [line items]
Noncash capital contribution from settlement of debt obligation		$ 814	$ 113
Global Asset Based Loan Facility
Disclosure of detailed information about borrowings [line items]
Maximum amount drawable				$ 325		$ 325	$ 300